Supplemental Consolidating Financial Information Supplemental Consolidating Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet
As of March 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$120	$7,238	$4,213	$—	$11,571
Restricted cash	—	690	—	—	690
Accounts receivable	—	38,501	6,039	—	44,540
Intercompany receivables	—	68,714	3,815	(72,529)	—
Inventories	—	8,413	3,884	(336)	11,961
Prepaid expenses and other current assets	1,071	943	136	—	2,150
Total current assets	1,191	124,499	18,087	(72,865)	70,912
Property, plant and equipment, net	6	114,306	83,780	—	198,092
Goodwill and intangible assets, net	—	69,400	—	—	69,400
Investment in consolidated affiliates	347,887	—	—	(347,887)	—
Other assets	1,335	2,209	—	—	3,544
Total assets	$350,419	$310,414	$101,867	$(420,752)	$341,948
Liabilities, Equity and Non-Controlling Interest
Current liabilities:
Accounts payable	$135	$7,956	$1,661	$—	$9,752
Accrued and other current liabilities	465	4,341	3,508	—	8,314
Intercompany payables	72,529	—	—	(72,529)	—
Due to sponsor	363	834	5,202	—	6,399
Total current liabilities	73,492	13,131	10,371	(72,529)	24,465
Long-term debt	124,750	—	—	—	124,750
Asset retirement obligation	—	1,702	2,983	—	4,685
Total liabilities	198,242	14,833	13,354	(72,529)	153,900
Commitments and contingencies	—	—	—	—	—
Equity and Non-Controlling Interest:
Equity	152,177	295,581	52,642	(348,223)	152,177
Non-controlling interest	—	—	35,871	—	35,871
Total equity and non-controlling interest	152,177	295,581	88,513	(348,223)	188,048
Total liabilities, equity and non-controlling interest	$350,419	$310,414	$101,867	$(420,752)	$341,948

Condensed Consolidating Balance Sheet
As of December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$12,056	$3,991	$4,561	$—	$20,608
Restricted cash	—	690	—	—	690
Accounts receivable	—	31,581	5,861	—	37,442
Intercompany receivables	—	54,468	1,311	(55,779)	—
Inventories	—	16,265	7,102	(949)	22,418
Prepaid expenses and other current assets	573	859	193	—	1,625
Total current assets	12,629	107,854	19,028	(56,728)	82,783
Property, plant and equipment, net	7	113,335	82,492	—	195,834
Goodwill and intangible assets, net	—	71,936	—	—	71,936
Investment in consolidated affiliates	329,604	—	—	(329,604)	—
Other assets	1,467	2,341	—	—	3,808
Total assets	$343,707	$295,466	$101,520	$(386,332)	$354,361
Liabilities, Equity and Non-Controlling Interest
Current liabilities:
Accounts payable	$219	$8,087	$1,802	$—	$10,108
Accrued and other current liabilities	459	3,917	3,293	—	7,669
Intercompany payables	55,779	—	—	(55,779)	—
Due to sponsor	877	382	9,093	—	10,352
Total current liabilities	57,334	12,386	14,188	(55,779)	28,129
Long-term debt	138,250	—	—	—	138,250
Asset retirement obligation	—	1,673	2,955	—	4,628
Total liabilities	195,584	14,059	17,143	(55,779)	171,007
Commitments and contingencies	—	—	—	—	—
Equity and Non-Controlling Interest:
Equity	148,123	281,407	49,146	(330,553)	148,123
Non-controlling interest	—	—	35,231	—	35,231
Total equity and non-controlling interest	148,123	281,407	84,377	(330,553)	183,354
Total liabilities, equity and non-controlling interest	$343,707	$295,466	$101,520	$(386,332)	$354,361

Condensed Consolidating Balance Sheet (Successor)
As of December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$12,056	$3,991	$4,561	$—	$20,608
Restricted cash	—	690	—	—	690
Accounts receivable	—	31,581	5,861	—	37,442
Intercompany receivables	—	54,468	1,311	(55,779)	—
Inventories	—	16,265	7,102	(949)	22,418
Prepaid expenses and other current assets	573	859	193	—	1,625
Total current assets	12,629	107,854	19,028	(56,728)	82,783
Property, plant and equipment, net	7	113,335	82,492	—	195,834
Goodwill and intangible assets, net	—	71,936	—	—	71,936
Investment in consolidated affiliates	329,604	—	—	(329,604)	—
Other assets	1,467	2,341	—	—	3,808
Total assets	$343,707	$295,466	$101,520	$(386,332)	$354,361
Liabilities, Equity and Non-Controlling Interest
Current liabilities:
Accounts payable	$219	$8,087	$1,802	$—	$10,108
Accrued and other current liabilities	459	3,917	3,293	—	7,669
Intercompany payables	55,779	—	—	(55,779)	—
Due to sponsor	877	382	9,093	—	10,352
Total current liabilities	57,334	12,386	14,188	(55,779)	28,129
Long-term debt	138,250	—	—	—	138,250
Asset retirement obligation	—	1,673	2,955	—	4,628
Total liabilities	195,584	14,059	17,143	(55,779)	171,007
Commitments and contingencies	—	—	—	—	—
Equity and Non-Controlling Interest:
Equity	148,123	281,407	49,146	(330,553)	148,123
Non-controlling interest	—	—	35,231	—	35,231
Total equity and non-controlling interest	148,123	281,407	84,377	(330,553)	183,354
Total liabilities, equity and non-controlling interest	$343,707	$295,466	$101,520	$(386,332)	$354,361

Condensed Consolidating Balance Sheet (Successor)
As of December 31, 2012

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$—	$10,498	$—	$—	$10,498
Accounts receivable	—	8,199	1,134	—	9,333
Intercompany receivables	—	19	—	(19)	—
Inventories	—	3,541	4,222	—	7,763
Due from sponsor	6,226	—	—	(611)	5,615
Prepaid expenses and other current assets	24	369	173	—	566
Total current assets	6,250	22,626	5,529	(630)	33,775
Property, plant and equipment, net	6	72,838	81,683	—	154,527
Investment in consolidated affiliates	88,309	—	—	(88,309)	—
Other assets	1,095	—	—	—	1,095
Total assets	$95,660	$95,464	$87,212	$(88,939)	$189,397
Liabilities, Equity and Non-Controlling Interest
Current liabilities:
Accounts payable	$—	$1,977	$2,680	$—	$4,657
Accrued and other current liabilities	512	1,243	779	—	2,534
Intercompany payables	19	—	—	(19)	—
Due to sponsor	—	611	80,965	(611)	80,965
Deferred revenue	—	1,715	—	—	1,715
Total current liabilities	531	5,546	84,424	(630)	89,871
Asset retirement obligation	—	1,555	2,844	—	4,399
Total liabilities	531	7,101	87,268	(630)	94,270
Commitments and contingencies	—	—	—	—	—
Equity and Non-Controlling Interest:
Equity	95,129	88,363	(54)	(88,309)	95,129
Non-controlling interest	—	—	(2)	—	(2)
Total equity and non-controlling interest	95,129	88,363	(56)	(88,309)	95,127
Total liabilities, equity and non-controlling interest	$95,660	$95,464	$87,212	$(88,939)	$189,397

Condensed Consolidating Statements of Operations
Condensed Consolidating Statements of Operations

	For the Three Months Ended March 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$55,828	$17,583	$(2,833)	$70,578
Cost of goods sold (including depreciation, depletion and amortization)	—	38,322	9,290	(3,446)	44,166
Gross profit	—	17,506	8,293	613	26,412
Operating costs and expenses:
General and administrative expenses	2,308	3,283	834	—	6,425
Exploration expense	—	—	—	—	—
Accretion of asset retirement obligation	—	29	28	—	57
Income from operations	(2,308)	14,194	7,431	613	19,930
Other income (expense):
Earnings from consolidated affiliates	22,034	—	—	(22,034)	—
Interest expense	(1,354)	(19)	(37)	—	(1,410)
Net income	18,372	14,175	7,394	(21,421)	18,520
Income attributable to non-controlling interest	—	—	(148)	—	(148)
Net income attributable to Hi-Crush Partners LP	$18,372	$14,175	$7,246	$(21,421)	$18,372

	For the Three Months Ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$19,628	$5,057	$(408)	$24,277
Cost of goods sold (including depreciation, depletion and amortization)	—	5,782	3,546	(408)	8,920
Gross profit	—	13,846	1,511	—	15,357
Operating costs and expenses:
General and administrative expenses	2,415	304	589	—	3,308
Exploration expense	—	1	—	—	1
Accretion of asset retirement obligation	—	29	28	—	57
Income from operations	(2,415)	13,512	894	—	11,991
Other income (expense):
Earnings from consolidated affiliates	14,388	—	—	(14,388)	—
Interest expense	(314)	—	—	—	(314)
Net income	11,659	13,512	894	(14,388)	11,677
Income attributable to non-controlling interest	—	—	(18)	—	(18)
Net income attributable to Hi-Crush Partners LP	$11,659	$13,512	$876	$(14,388)	$11,659

Condensed Consolidating Statements of Operations (Successor)

	For the Year Ended December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$141,742	$41,630	$(4,402)	$178,970
Cost of goods sold (including depreciation, depletion and amortization)	—	74,539	24,798	(3,453)	95,884
Gross profit	—	67,203	16,832	(949)	83,086
Operating costs and expenses:
General and administrative expenses	9,729	6,476	2,891	—	19,096
Exploration expense	—	47	—	—	47
Accretion of asset retirement obligation	—	117	111	—	228
Income (loss) from operations	(9,729)	60,563	13,830	(949)	63,715
Other income (expense):
Earnings from consolidated affiliates	72,984	—	—	(72,984)	—
Interest expense	(3,485)	(37)	(149)	—	(3,671)
Net income	59,770	60,526	13,681	(73,933)	60,044
Income attributable to non-controlling interest	—	—	(274)	—	(274)
Net income attributable to Hi-Crush Partners LP	$59,770	$60,526	$13,407	$(73,933)	$59,770

	For the Period From August 16, 2012 Through December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$28,858	$2,912	$—	$31,770
Cost of goods sold (including depreciation, depletion and amortization)	—	7,145	2,908	—	10,053
Gross profit	—	21,713	4	—	21,717
Operating costs and expenses:
General and administrative expenses	2,107	689	961	—	3,757
Exploration expense	—	91	30	—	121
Accretion of asset retirement obligation	—	56	46	—	102
Income (loss) from operations	(2,107)	20,877	(1,033)	—	17,737
Other income (expense):
Earnings from consolidated affiliates	19,788	—	—	(19,788)	—
Interest expense	(241)	(22)	(57)	—	(320)
Net income	17,440	20,855	(1,090)	(19,788)	17,417
Income attributable to non-controlling interest	—	—	23	—	23
Net income (loss) attributable to Hi-Crush Partners LP	$17,440	$20,855	$(1,067)	$(19,788)	$17,440

Condensed Consolidating Statements of Cash Flows
Condensed Consolidating Statements of Cash Flows

	For the Three Months Ended March 31, 2014
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$16,290	$21,558	$7,896	$(23,078)	$22,666
Investing activities:
Capital expenditures for property, plant and equipment	—	(1,561)	(1,916)	—	(3,477)
Net cash used in investing activities	—	(1,561)	(1,916)	—	(3,477)
Financing activities:
Repayment of long-term debt	(13,500)	—	—	—	(13,500)
Affiliate financing, net	—	—	(2,578)	2,578	—
Advances to parent, net	—	(16,750)	—	16,750	—
Distributions paid	(14,726)	—	(3,750)	3,750	(14,726)
Net cash provided by (used in) financing activities	(28,226)	(16,750)	(6,328)	23,078	(28,226)
Net increase (decrease) in cash	(11,936)	3,247	(348)	—	(9,037)
Cash:
Beginning of period	12,056	3,991	4,561	—	20,608
End of period	$120	$7,238	$4,213	$—	$11,571

	For the Three Months Ended March 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$9,939	$8,527	$480	$(4,120)	$14,826
Investing activities:
Investment in Hi-Crush Augusta LLC	(37,500)	—	—	37,500	—
Capital expenditures for property, plant and equipment	—	(1,845)	(1,896)	—	(3,741)
Net cash used in investing activities	(37,500)	(1,845)	(1,896)	37,500	(3,741)
Financing activities:
Proceeds from issuance of long-term debt	38,250	—	—	—	38,250
Repayment of long-term debt	—	—	(33,250)	—	(33,250)
Affiliate financing, net	5,615	—	5,880	(5,880)	5,615
Advances to parent, net	—	(10,000)	—	10,000	—
Issuance of preferred units to parent	—	—	37,500	(37,500)	—
Loan origination costs	(2)	—	—	—	(2)
Distributions paid	(12,961)	—	(4,637)	—	(17,598)
Net cash provided by (used in) financing activities	30,902	(10,000)	5,493	(33,380)	(6,985)
Net increase (decrease) in cash	3,341	(3,318)	4,077	—	4,100
Cash:
Beginning of period	—	10,498	—	—	10,498
End of period	$3,341	$7,180	$4,077	$—	$14,598

Condensed Consolidating Statements of Cash Flows (Successor)

	For the Year Ended December 31, 2013
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$55,252	$44,503	$11,476	$(46,908)	$64,323
Investing activities:
Investment in Hi-Crush Augusta LLC	(37,500)	—	—	37,500	—
Cash paid for acquisition of D&I Silica, LLC	(94,955)	—	—	—	(94,955)
Capital expenditures for property, plant and equipment	—	(6,260)	(4,370)	—	(10,630)
Net cash used in investing activities	(132,455)	(6,260)	(4,370)	37,500	(105,585)
Financing activities:
Proceeds from issuance of long-term debt	138,250	—	—	—	138,250
Repayment of long-term debt	—	—	(33,250)	—	(33,250)
Affiliate financing, net	5,615	—	9,092	(9,092)	5,615
Advances to parent, net	—	(44,750)	—	44,750	—
Issuance of preferred units to parent	—	—	37,500	(37,500)	—
Loan origination costs	(829)	—	—	—	(829)
Distributions paid	(53,777)	—	(15,887)	11,250	(58,414)
Net cash provided by (used in) financing activities	89,259	(44,750)	(2,545)	9,408	51,372
Net increase (decrease) in cash	12,056	(6,507)	4,561	—	10,110
Cash:
Beginning of period	—	10,498	—	—	10,498
End of period	$12,056	$3,991	$4,561	$—	$20,608

	For the Period From August 16, 2012 Through December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$7,631	$10,753	$(3,886)	$—	$14,498
Investing activities:
Capital expenditures for property, plant and equipment	—	(2,239)	(5,979)	—	(8,218)
Net cash used in investing activities	—	(2,239)	(5,979)	—	(8,218)
Financing activities:
Affiliate financing, net	(5,615)	—	9,865	—	4,250
Contributions received	4,606	—	—	—	4,606
Loan origination costs	(143)	—	—	—	(143)
Distributions paid	(6,479)	—	—	—	(6,479)
Net cash provided by (used in) financing activities	(7,631)	—	9,865	—	2,234
Net increase in cash	—	8,514	—	—	8,514
Cash:
Beginning of period	—	1,984	—	—	1,984
End of period	$—	$10,498	$—	$—	$10,498